Investment Objectives and Goals - REX AI Chipmaking ETF	Sep. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	REX AI Chipmaking ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index comprised of companies enabling the AI chipmaking industry.